SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION, Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 186,185	$ 174,959
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	24,456	(16,894)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	(17,283)	8,525
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(2,041)	(1,553)
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax	325	(4,917)
Other Comprehensive Income (Loss), Net of Tax	44,105	(28,783)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	230,290	146,176
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	127,641	70,102
Net Income (Loss) Attributable to Noncontrolling Interest	98,824	91,513
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	102,649	76,074
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(788,000)	(740,800)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(83,400)	(3,500)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	(50,400)	38,700
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	0	0
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax	(1,200)	17,400
Other Comprehensive Income (Loss), Net of Tax	(135,000)	52,600
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(923,000)	(688,200)
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(923,000)	(688,200)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	185,300	172,200
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	500	500
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	2,000	1,500
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax	0	0
Other Comprehensive Income (Loss), Net of Tax	2,500	2,000
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	187,800	174,200
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	126,800	67,300
Net Income (Loss) Attributable to Noncontrolling Interest	97,900	88,800
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	61,000	106,900
Issuer and Guarantor Subsidiary [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	269,100	253,500
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	28,800	(19,900)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	19,800	(10,700)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	0	0
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax	400	(5,800)
Other Comprehensive Income (Loss), Net of Tax	49,000	(36,400)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	318,100	217,100
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	318,100	217,100
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	269,100	253,500
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	27,300	11,700
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	15,300	(14,500)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	0	0
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax	400	(5,800)
Other Comprehensive Income (Loss), Net of Tax	43,000	(8,600)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	312,100	244,900
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	312,100	244,900
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	250,700	236,600
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	51,800	(5,200)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	32,100	(22,500)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	0	0
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax	700	(10,700)
Other Comprehensive Income (Loss), Net of Tax	84,600	(38,400)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	335,300	198,200
Net Income (Loss) Attributable to Noncontrolling Interest	900	2,800
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	334,400	195,400
Total [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	186,200	175,000
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	24,500	(16,900)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	17,300	(8,500)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	2,000	1,500
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax	300	(4,900)
Other Comprehensive Income (Loss), Net of Tax	44,100	(28,800)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	230,300	146,200
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	127,700	70,100
Net Income (Loss) Attributable to Noncontrolling Interest	98,800	91,600
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 102,600	$ 76,100